18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Apr. 26, 2019	Dec. 31, 2018
Vicunha Acos S.A [Member]
Disclosure of transactions between related parties [line items]
Dividend			R$ 203,179
Vicunha Acos S.A [Member] | Non-adjusting Events After Reporting Period [Member]
Disclosure of transactions between related parties [line items]
Dividend		R$ 1,394
Vicunha Acos S.A [Member] | Bottom of Range [member]
Disclosure of transactions between related parties [line items]
Dividend	R$ 204,574			R$ 442,308
Vicunha Siderurgia S.A. [Member]
Disclosure of transactions between related parties [line items]
Voting rights	49.24%
Rio Iaco Participacoes S.A [Member]
Disclosure of transactions between related parties [line items]
Voting rights	4.22%
Dividend			R$ 17,400
Rio Iaco Participacoes S.A [Member] | Non-adjusting Events After Reporting Period [Member]
Disclosure of transactions between related parties [line items]
Dividend		R$ 119
Rio Iaco Participacoes S.A [Member] | Bottom of Range [member]
Disclosure of transactions between related parties [line items]
Dividend	R$ 17,519			R$ 37,879
Vicunha Steel S.A. [Member] | Vicunha Acos S.A [Member]
Disclosure of transactions between related parties [line items]
Voting rights	67.93%
CFL Participacoes S.A [Member] | Vicunha Acos S.A [Member]
Disclosure of transactions between related parties [line items]
Voting rights	12.82%
CFL Participacoes S.A [Member] | Rio Purus Participacoes S.A. [Member]
Disclosure of transactions between related parties [line items]
Voting rights	19.25%
Vicunha Steel S.A. [Member] | Vicunha Acos S.A [Member]
Disclosure of transactions between related parties [line items]
Voting rights	40.00%
Vicunha Steel S.A. [Member] | Rio Purus Participacoes S.A. [Member]
Disclosure of transactions between related parties [line items]
Voting rights	60.00%
Transnordestina Logistica S.A [Member]
Disclosure of transactions between related parties [line items]
Loan amount	R$ 844,426				R$ 706,605
Transnordestina Logistica S.A [Member] | Bottom of Range [member]
Disclosure of transactions between related parties [line items]
Loan interest rate	125.00%
Transnordestina Logistica S.A [Member] | Top of Range [member]
Disclosure of transactions between related parties [line items]
Loan interest rate	130.00%